Accrued Expenses and Other Liabilities	12 Months Ended
Mar. 31, 2024
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 14 – ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following as of March 31, 2024 and 2023:

	As of March 31,
	2024	2023

Accrued payroll and welfare	$968,416	$622,526
Other payable for construction deposit	1,180,556	1,403,258
Accrued professional service expenses	257,897	327,068
Other current liabilities	361,543	789,232
Total	$2,768,413	$3,142,084

As of March 31, 2024 and 2023, the balances of other payable for construction deposit of $1,180,556 and $1,403,258, represented construction deposit amount paid by an unaffiliated party to the Company for implement of a project, respectively. In 2019, the unaffiliated party paid the Company $1,330,556 (RMB 9,500,000) and due to the failure to obtain a construction permit in a timely manner, the project could not progress as scheduled. In 2023, the Company refunded $150,000 of the deposit to that party, which will be paid back to the Company once the project commences.

As of March 31, 2024 and 2023, the balances of other current liabilities $361,543 and $789,232, respectively, represented amounts due to suppliers for operating expenses and to staff who paid for operating expenses on behalf of the Company.